Reserves - Earnout for NETC Sponsor (Details)	12 Months Ended
	Jun. 30, 2024 $ / shares shares	Jun. 30, 2024 AUD ($) shares	Dec. 18, 2023 $ / shares
Disclosure of reserves within equity [line items]
Threshold trading days		20 days
Threshold consecutive trading days		30 days
Underlying asset value, minimum | $		$ 1,000,000
Underlying asset value, maximum | $		$ 4,000,000
Ordinary share, fair value (in dollars per share) | $ / shares			$ 11.99
Minimum
Disclosure of reserves within equity [line items]
Earnout period		70 days
Maximum
Disclosure of reserves within equity [line items]
Earnout period		5 years
NETC
Disclosure of reserves within equity [line items]
Ordinary shares, contingently issuable (in shares)	2,400,000	2,400,000
Discount rate
Disclosure of reserves within equity [line items]
Measurement inputs		25.00%
Term-matched risk free rate
Disclosure of reserves within equity [line items]
Measurement inputs		3.90%
1
Disclosure of reserves within equity [line items]
Ordinary shares, contingently issuable (in shares)	800,000	800,000
Volume-weighted average closing sale price (in dollars per share) | $ / shares	$ 12.50
2
Disclosure of reserves within equity [line items]
Ordinary shares, contingently issuable (in shares)	800,000	800,000
Volume-weighted average closing sale price (in dollars per share) | $ / shares	$ 15.00
3
Disclosure of reserves within equity [line items]
Ordinary shares, contingently issuable (in shares)	800,000	800,000
Volume-weighted average closing sale price (in dollars per share) | $ / shares	$ 17.50
4 | NETC
Disclosure of reserves within equity [line items]
Ordinary shares, contingently issuable (in shares)	2,799,999	2,799,999